SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
SCHEDULE OF CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION
Gross proceeds	$190,000,000
Less:
Proceeds allocated to Share Rights	(1,577,000)
Class A ordinary shares issuance costs	(12,508,055)
Plus:
Remeasurement of carrying value to redemption value	15,504,819
Class A ordinary shares subject to possible redemption, March 31, 2025	191,419,764
Plus:
Remeasurement of carrying value to redemption value	1,888,444
Class A ordinary shares subject to possible redemption, June 30, 2025	193,308,208
Plus:
Remeasurement of carrying value to redemption value	1,898,408
Class A ordinary shares subject to possible redemption, September 30, 2025	$195,206,616

SCHEDULE OF CALCULATION OF BASIC AND DILUTED NET INCOME PER ORDINARY SHARE

The following table reflects the calculation of basic and diluted net income per ordinary share (in dollars, except per share amounts):

	For the Three Months Ended September 30, 2025			For the Nine Months Ended September 30, 2025
	Redeemable	Non-Redeemable		Redeemable	Non-Redeemable
	Class A	Class A	Class B	Class A	Class A	Class B
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income	$1,001,256	$36,362	$333,752	$2,802,319	$101,769	$1,005,803
Denominator:
Basic and diluted weighted average shares outstanding	19,000,000	690,000	6,333,333	17,538,462	636,923	6,294,871
Basic and diluted net income per ordinary share	$0.05	$0.05	$0.05	$0.15	$0.15	$0.15